UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2020

CLEARBRIDGE

SMALL CAP VALUE FUND

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital growth.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Small Cap Value Fund for the six-month reporting period ended March 31, 2020. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2020

II	ClearBridge Small Cap Value Fund

Performance review

For the six months ended March 31, 2020, Class A shares of ClearBridge Small Cap Value Fund, excluding sales charges, returned -33.64%. The Fund’s unmanaged benchmark, the Russell 2000 Value Indexi, returned -30.20% for the same period. The Lipper Small Cap Value Funds Category Averageii returned -32.65% over the same time frame.

Performance Snapshot as of March 31, 2020 (unaudited)
(excluding sales charges)	6 months
ClearBridge Small Cap Value Fund:
Class A	-33.64%
Class C	-33.89%
Class I	-33.56%
Class IS	-33.51%
Russell 2000 Value Index	-30.20%
Lipper Small Cap Value Funds Category Average	-32.65%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 1.40%, 2.03%, 1.04% and 0.95%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.35% for Class A shares, 2.10% for Class C shares, 1.00% for Class I shares and 0.90% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses for Class A, Class I and Class IS shares exceed the expense cap as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to

ClearBridge Small Cap Value Fund	III

Performance review (cont’d)

December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. The management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2020

RISKS: Equity securities are subject to market and price fluctuations. Stocks of small capitalization companies may involve a higher degree of risk and volatility than stocks of larger capitalization companies. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price- to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities). The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 251 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	ClearBridge Small Cap Value Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2020 and September 30, 2019. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Small Cap Value Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2019 and held for the six months ended March 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-33.64%	$1,000.00	$663.60	1.35%	$5.61	Class A	5.00%	$1,000.00	$1,018.25	1.35%	$6.81
Class C	-33.89	1,000.00	661.10	2.10	8.72	Class C	5.00	1,000.00	1,014.50	2.10	10.58
Class I	-33.56	1,000.00	664.40	1.00	4.16	Class I	5.00	1,000.00	1,020.00	1.00	5.05
Class IS	-33.51	1,000.00	664.90	0.90	3.75	Class IS	5.00	1,000.00	1,020.50	0.90	4.55

2	ClearBridge Small Cap Value Fund 2020 Semi-Annual Report

[1]	For the six months ended March 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

ClearBridge Small Cap Value Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2020

ClearBridge Small Cap Value Fund

Security	Shares	Value
Common Stocks — 95.6%
Communication Services — 3.3%
Interactive Media & Services — 1.1%
QuinStreet Inc.	102,920	$828,506	*
Media — 2.2%
Gray Television Inc.	156,000	1,675,440	*
Total Communication Services		2,503,946
Consumer Discretionary — 8.2%
Diversified Consumer Services — 2.2%
K12 Inc.	85,040	1,603,854	*
Hotels, Restaurants & Leisure — 1.0%
Chuy’s Holdings Inc.	38,100	383,667	*
Everi Holdings Inc.	114,620	378,246	*
Total Hotels, Restaurants & Leisure		761,913
Specialty Retail — 4.4%
Aaron’s Inc.	44,480	1,013,254
Hudson Ltd., Class A Shares	114,460	574,589	*
Lithia Motors Inc., Class A Shares	7,830	640,416
Murphy USA Inc.	13,090	1,104,273	*
Total Specialty Retail		3,332,532
Textiles, Apparel & Luxury Goods — 0.6%
Oxford Industries Inc.	12,400	449,624
Total Consumer Discretionary		6,147,923
Consumer Staples — 5.2%
Food & Staples Retailing — 2.6%
Sprouts Farmers Market Inc.	105,830	1,967,380	*
Food Products — 2.6%
Sanderson Farms Inc.	9,080	1,119,746
TreeHouse Foods Inc.	19,170	846,355	*
Total Food Products		1,966,101
Total Consumer Staples		3,933,481
Energy — 3.4%
Energy Equipment & Services — 0.8%
Helmerich & Payne Inc.	39,380	616,297
Oil, Gas & Consumable Fuels — 2.6%
Brigham Minerals Inc., Class A Shares	54,670	452,121
International Seaways Inc.	52,720	1,259,481
Matador Resources Co.	92,970	230,565	*
Total Oil, Gas & Consumable Fuels		1,942,167
Total Energy		2,558,464

See Notes to Financial Statements.

4	ClearBridge Small Cap Value Fund 2020 Semi-Annual Report

ClearBridge Small Cap Value Fund

Security	Shares	Value
Financials — 26.8%
Banks — 16.5%
Bank OZK	69,540	$1,161,318
CVB Financial Corp.	22,650	454,132
First Financial Bancorp	76,505	1,140,689
First Interstate BancSystem Inc., Class A Shares	40,340	1,163,406
Great Western Bancorp Inc.	52,800	1,081,344
Heartland Financial USA Inc.	38,000	1,147,600
IBERIABANK Corp.	26,280	950,285
TriCo Bancshares	32,890	980,780
TriState Capital Holdings Inc.	73,400	709,778	*
WesBanco Inc.	49,000	1,161,300
Western Alliance Bancorp	36,130	1,105,939
Wintrust Financial Corp.	41,930	1,377,820
Total Banks		12,434,391
Capital Markets — 1.0%
Blucora Inc.	64,290	774,695	*
Consumer Finance — 2.9%
Encore Capital Group Inc.	44,430	1,038,773	*
OneMain Holdings Inc.	28,650	547,788
Oportun Financial Corp.	57,370	605,254	*
Total Consumer Finance		2,191,815
Insurance — 2.6%
Assured Guaranty Ltd.	36,210	933,856
ProAssurance Corp.	41,340	1,033,500
Total Insurance		1,967,356
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Starwood Property Trust Inc.	85,960	881,090
Thrifts & Mortgage Finance — 2.6%
Essent Group Ltd.	25,200	663,768
Washington Federal Inc.	49,240	1,278,270
Total Thrifts & Mortgage Finance		1,942,038
Total Financials		20,191,385
Health Care — 5.7%
Health Care Equipment & Supplies — 1.1%
Quotient Ltd.	206,970	817,532	*
Health Care Providers & Services — 2.8%
Acadia Healthcare Co. Inc.	67,000	1,229,450	*
Covetrus Inc.	113,450	923,483	*
Total Health Care Providers & Services		2,152,933

See Notes to Financial Statements.

ClearBridge Small Cap Value Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2020

ClearBridge Small Cap Value Fund

Security	Shares	Value
Life Sciences Tools & Services — 1.1%
Syneos Health Inc.	20,210	$796,678	*
Pharmaceuticals — 0.7%
Intra-Cellular Therapies Inc.	33,190	510,130	*
Total Health Care		4,277,273
Industrials — 11.3%
Airlines — 1.0%
SkyWest Inc.	29,250	766,057
Machinery — 1.3%
EnPro Industries Inc.	23,720	938,838
Professional Services — 1.3%
ICF International Inc.	14,710	1,010,577
Road & Rail — 1.8%
Marten Transport Ltd.	66,100	1,356,372
Trading Companies & Distributors — 5.9%
Foundation Building Materials Inc.	48,650	500,609	*
GATX Corp.	18,240	1,141,094
MRC Global Inc.	91,170	388,384	*
Rush Enterprises Inc., Class A Shares	20,710	661,063
Textainer Group Holdings Ltd.	96,190	790,682	*
Triton International Ltd.	37,990	982,801
Total Trading Companies & Distributors		4,464,633
Total Industrials		8,536,477
Information Technology — 11.0%
Electronic Equipment, Instruments & Components — 2.3%
Belden Inc.	20,520	740,362
Itron Inc.	17,500	977,025	*
Total Electronic Equipment, Instruments & Components		1,717,387
IT Services — 2.3%
CSG Systems International Inc.	19,760	826,956
EVERTEC Inc.	41,330	939,431
Total IT Services		1,766,387
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Energy Industries Inc.	20,070	973,194	*
Semtech Corp.	25,470	955,125	*
Tower Semiconductor Ltd.	56,490	899,321	*
Total Semiconductors & Semiconductor Equipment		2,827,640

See Notes to Financial Statements.

6	ClearBridge Small Cap Value Fund 2020 Semi-Annual Report

ClearBridge Small Cap Value Fund

Security	Shares	Value
Software — 2.6%
2U Inc.	38,350	$813,787	*
CommVault Systems Inc.	27,950	1,131,416	*
Total Software		1,945,203
Total Information Technology		8,256,617
Materials — 4.3%
Chemicals — 0.8%
Tronox Holdings PLC, Class A Shares	125,000	622,500
Containers & Packaging — 2.2%
Silgan Holdings Inc.	57,110	1,657,332
Metals & Mining — 1.3%
Commercial Metals Co.	59,930	946,295
Total Materials		3,226,127
Real Estate — 9.4%
Equity Real Estate Investment Trusts (REITs) — 9.4%
Brandywine Realty Trust	85,750	902,090
Kite Realty Group Trust	100,080	947,758
Lexington Realty Trust	153,470	1,523,957
Outfront Media Inc.	57,000	768,360
Physicians Realty Trust	86,420	1,204,695
STAG Industrial Inc.	51,100	1,150,772
Summit Hotel Properties Inc.	147,510	622,492
Total Real Estate		7,120,124
Utilities — 7.0%
Electric Utilities — 3.3%
IDACORP Inc.	15,480	1,358,989
PNM Resources Inc.	30,510	1,159,380
Total Electric Utilities		2,518,369
Independent Power and Renewable Electricity Producers — 1.5%
NextEra Energy Partners LP	25,840	1,111,120
Multi-Utilities — 2.2%
Black Hills Corp.	25,670	1,643,650
Total Utilities		5,273,139
Total Investments before Short-Term Investments (Cost — $102,034,922)		72,024,956

See Notes to Financial Statements.

ClearBridge Small Cap Value Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2020

ClearBridge Small Cap Value Fund

Security	Rate	Shares	Value
Short-Term Investments — 4.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.266%	2,595,969	$2,595,969
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.335%	648,992	648,992	(a)
Total Short-Term Investments (Cost — $3,244,961)			3,244,961
Total Investments — 99.9% (Cost — $105,279,883)			75,269,917
Other Assets in Excess of Liabilities — 0.1%			96,913
Total Net Assets — 100.0%			$75,366,830

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2020, the total market value of investments in Affiliated Companies was $648,992 and the cost was $648,992 (Note 8).

See Notes to Financial Statements.

8	ClearBridge Small Cap Value Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $104,630,891)	$74,620,925
Investments in affiliated securities, at value (Cost — $648,992)	648,992
Receivable for securities sold	266,791
Dividends and interest receivable	169,612
Receivable for Fund shares sold	31,746
Prepaid expenses	35,210
Total Assets	75,773,276

Liabilities:
Payable for securities purchased	146,985
Payable for Fund shares repurchased	96,784
Investment management fee payable	37,906
Service and/or distribution fees payable	18,679
Trustees’ fees payable	1,455
Accrued expenses	104,637
Total Liabilities	406,446
Total Net Assets	$75,366,830

Net Assets:
Par value (Note 7)	$76
Paid-in capital in excess of par value	111,152,619
Total distributable earnings (loss)	(35,785,865)
Total Net Assets	$75,366,830

Net Assets:
Class A	$64,838,481
Class C	$3,401,645
Class I	$4,220,078
Class IS	$2,906,626

Shares Outstanding:
Class A	6,474,938
Class C	461,261
Class I	382,623
Class IS	262,790

Net Asset Value:
Class A (and redemption price)	$10.01
Class C*	$7.37
Class I (and redemption price)	$11.03
Class IS (and redemption price)	$11.06
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$10.62

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

ClearBridge Small Cap Value Fund 2020 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended March 31, 2020

Investment Income:
Dividends	$1,084,426
Interest from unaffiliated investments	16,973
Interest from affiliated investments	2,902
Total Investment Income	1,104,301

Expenses:
Investment management fee (Note 2)	444,107
Service and/or distribution fees (Notes 2 and 5)	155,361
Transfer agent fees (Note 5)	121,004
Registration fees	35,289
Fund accounting fees	34,340
Audit and tax fees	15,959
Shareholder reports	10,100
Legal fees	9,452
Trustees’ fees	4,255
Custody fees	2,322
Insurance	1,204
Miscellaneous expenses	3,240
Total Expenses	836,633
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(38,713)
Net Expenses	797,920
Net Investment Income	306,381

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Unaffiliated Investment Transactions	(5,405,039)
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(33,400,658)
Net Loss on Investments	(38,805,697)
Decrease in Net Assets From Operations	$(38,499,316)

See Notes to Financial Statements.

10	ClearBridge Small Cap Value Fund 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2020 (unaudited) and the Year Ended September 30, 2019	2020	2019

Operations:
Net investment income	$306,381	$687,125
Net realized gain (loss)	(5,405,039)	5,918,809
Change in net unrealized appreciation (depreciation)	(33,400,658)	(23,722,693)
Decrease in Net Assets From Operations	(38,499,316)	(17,116,759)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,996,027)	(16,549,587)
Decrease in Net Assets From Distributions to Shareholders	(6,996,027)	(16,549,587)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,503,479	32,559,029
Reinvestment of distributions	6,899,996	16,221,469
Cost of shares repurchased	(15,917,529)	(54,327,333)
Decrease in Net Assets From Fund Share Transactions	(2,514,054)	(5,546,835)
Decrease in Net Assets	(48,009,397)	(39,213,181)

Net Assets:
Beginning of period	123,376,227	162,589,408
End of period	$75,366,830	$123,376,227

See Notes to Financial Statements.

ClearBridge Small Cap Value Fund 2020 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	20202	2019	2018	2017	2016	2015

Net asset value, beginning of period	$15.97	$20.11	$22.89	$21.07	$19.46	$23.10

Income (loss) from operations:
Net investment income (loss)	0.04	0.10	0.07	(0.02)	0.02	0.05
Net realized and unrealized gain (loss)	(5.08)	(2.23)	1.01	3.74	2.42	(1.15)
Total income (loss) from operations	(5.04)	(2.13)	1.08	3.72	2.44	(1.10)

Less distributions from:
Net investment income	(0.15)	(0.04)	—	—	(0.00) [3]	—
Net realized gains	(0.77)	(1.97)	(3.86)	(1.90)	(0.83)	(2.54)
Total distributions	(0.92)	(2.01)	(3.86)	(1.90)	(0.83)	(2.54)

Net asset value, end of period	$10.01	$15.97	$20.11	$22.89	$21.07	$19.46
Total return[4]	(33.64)%	(10.01)%	5.02%	18.08%	12.97%	(5.56)%

Net assets, end of period (000s)	$64,838	$106	$111	$117	$112	$111

Ratios to average net assets:
Gross expenses	1.41%[5]	1.39%	1.35%	1.33%	1.37%	1.32%
Net expenses[6]	1.35 [5,7]	1.35 [7]	1.35 [7]	1.33 [7]	1.35 [7]	1.32
Net investment income (loss)	0.52 [5]	0.61	0.34	(0.09)	0.10	0.21

Portfolio turnover rate	23%	88%	30%	48%	61%	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12	ClearBridge Small Cap Value Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.89	$15.61	$18.70	$17.64	$16.53	$20.12

Income (loss) from operations:
Net investment loss	(0.01)	(0.02)	(0.05)	(0.14)	(0.10)	(0.09)
Net realized and unrealized gain (loss)	(3.74)	(1.73)	0.82	3.10	2.04	(0.96)
Total income (loss) from operations	(3.75)	(1.75)	0.77	2.96	1.94	(1.05)

Less distributions from:
Net realized gains	(0.77)	(1.97)	(3.86)	(1.90)	(0.83)	(2.54)
Total distributions	(0.77)	(1.97)	(3.86)	(1.90)	(0.83)	(2.54)

Net asset value, end of period	$7.37	$11.89	$15.61	$18.70	$17.64	$16.53
Total return[3]	(33.89)%	(10.57)%	4.39%	17.22%	12.20%	(6.20)%

Net assets, end of period (000s)	$3,402	$6,183	$35,316	$41,380	$45,359	$50,909

Ratios to average net assets:
Gross expenses	2.18%[4]	2.02%	2.01%	2.04%	2.06%	2.04%
Net expenses[5]	2.10 [4,6]	1.99 [6]	2.00 [6]	2.04 [6]	2.06	2.04
Net investment loss	(0.25) [4]	(0.19)	(0.30)	(0.80)	(0.59)	(0.50)

Portfolio turnover rate	23%	88%	30%	48%	61%	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Small Cap Value Fund 2020 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$17.52	$21.83	$24.44	$22.32	$20.59	$24.20

Income (loss) from operations:
Net investment income	0.07	0.16	0.15	0.05	0.09	0.14
Net realized and unrealized gain (loss)	(5.58)	(2.41)	1.10	3.97	2.57	(1.21)
Total income (loss) from operations	(5.51)	(2.25)	1.25	4.02	2.66	(1.07)

Less distributions from:
Net investment income	(0.21)	(0.09)	—	—	(0.10)	—
Net realized gains	(0.77)	(1.97)	(3.86)	(1.90)	(0.83)	(2.54)
Total distributions	(0.98)	(2.06)	(3.86)	(1.90)	(0.93)	(2.54)

Net asset value, end of period	$11.03	$17.52	$21.83	$24.44	$22.32	$20.59
Total return[3]	(33.56)%	(9.74)%	5.45%	18.43%	13.37%	(5.15)%

Net assets, end of period (000s)	$4,220	$6,967	$10,191	$11,376	$14,039	$17,431

Ratios to average net assets:
Gross expenses	1.07%[4]	1.03%	1.01%	1.01%	0.98%	0.92%
Net expenses[5]	1.00 [4,6]	1.00 [6]	1.00 [6]	1.00 [6]	0.98	0.92
Net investment income	0.87 [4]	0.92	0.70	0.22	0.44	0.61

Portfolio turnover rate	23%	88%	30%	48%	61%	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to August 3, 2015, the expense limitation was 1.05%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	ClearBridge Small Cap Value Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$17.57	$21.89	$24.48	$22.33	$20.61	$24.21

Income (loss) from operations:
Net investment income	0.08	0.18	0.18	0.07	0.12	0.16
Net realized and unrealized gain (loss)	(5.60)	(2.42)	1.09	3.98	2.57	(1.22)
Total income (loss) from operations	(5.52)	(2.24)	1.27	4.05	2.69	(1.06)

Less distributions from:
Net investment income	(0.22)	(0.11)	—	—	(0.14)	—
Net realized gains	(0.77)	(1.97)	(3.86)	(1.90)	(0.83)	(2.54)
Total distributions	(0.99)	(2.08)	(3.86)	(1.90)	(0.97)	(2.54)

Net asset value, end of period	$11.06	$17.57	$21.89	$24.48	$22.33	$20.61
Total return[3]	(33.51)%	(9.67)%	5.53%	18.57%	13.47%	(5.06)%

Net assets, end of period (000s)	$2,907	$4,500	$6,514	$7,015	$6,750	$7,281

Ratios to average net assets:
Gross expenses	0.97%[4]	0.94%	0.92%	0.88%	0.88%	0.86%
Net expenses[5]	0.90 [4,6]	0.90 [6]	0.90 [6]	0.88	0.88	0.86
Net investment income	0.96 [4]	1.02	0.79	0.32	0.57	0.68

Portfolio turnover rate	23%	88%	30%	48%	61%	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to August 3, 2015, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Small Cap Value Fund 2020 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

16	ClearBridge Small Cap Value Fund 2020 Semi-Annual Report

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ClearBridge Small Cap Value Fund 2020 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$72,024,956	—	—	$72,024,956
Short-Term Investments†	3,244,961	—	—	3,244,961
Total Investments	$75,269,917	—	—	$75,269,917

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

18	ClearBridge Small Cap Value Fund 2020 Semi-Annual Report

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

ClearBridge Small Cap Value Fund 2020 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 1.35%, 2.10%, 1.00% and 0.90%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended March 31, 2020, fees waived and/or expenses reimbursed amounted to $38,713, which included an affiliated money market fund waiver of $35.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

20	ClearBridge Small Cap Value Fund 2020 Semi-Annual Report

For the six months ended March 31, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

Class A
Sales charges	$8,162
CDSCs	9

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$26,202,461
Sales	36,563,809

At March 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$105,279,883	$1,348,698	$(31,358,664)	$(30,009,966)

4. Derivative instruments and hedging activities

During the six months ended March 31, 2020, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

ClearBridge Small Cap Value Fund 2020 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$127,080		$109,775
Class C	28,281	†	6,596
Class I	—		4,130
Class IS	—		503
Total	$155,361		$121,004

†	Amount shown is exclusive of expense reimbursements. For the six months ended March 31, 2020, the service and/or distribution fees reimbursed amounted to $30 for Class C shares.

For the six months ended March 31, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$32,533
Class C	2,326
Class I	2,336
Class IS	1,518
Total	$38,713

6. Distributions to shareholders by class

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
Net Investment Income:
Class A	$993,663	$232,975
Class C	—	—
Class I	81,071	38,666
Class IS	55,272	30,368
Total	$1,130,006	$302,009

Net Realized Gains:
Class A	$4,994,121	$10,649,185
Class C	378,695	4,216,324
Class I	303,429	835,444
Class IS	189,776	546,625
Total	$5,866,021	$16,247,578

7. Shares of beneficial interest

At March 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

22	ClearBridge Small Cap Value Fund 2020 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	361,472	$5,287,873	1,768,307	$28,812,880
Shares issued on reinvestment	368,512	5,914,624	705,248	10,656,180
Shares repurchased	(877,335)	(12,948,410)	(1,348,672)	(21,375,061)
Net increase (decrease)	(147,351)	$(1,745,913)	1,124,883	$18,093,999

Class C
Shares sold	10,414	$109,282	97,314	$1,064,031
Shares issued on reinvestment	31,583	374,263	371,571	4,199,431
Shares repurchased	(100,899)	(1,139,442)	(2,211,470)	(26,860,337)
Net decrease	(58,902)	$(655,897)	(1,742,585)	$(21,596,875)

Class I
Shares sold	36,398	$637,315	128,465	$2,281,806
Shares issued on reinvestment	20,728	366,061	49,583	819,522
Shares repurchased	(72,258)	(1,177,971)	(247,228)	(4,344,638)
Net decrease	(15,132)	$(174,595)	(69,180)	$(1,243,310)

Class IS
Shares sold	30,477	$469,009	22,764	$400,312
Shares issued on reinvestment	13,845	245,048	32,974	546,336
Shares repurchased	(37,629)	(651,706)	(97,265)	(1,747,297)
Net increase (decrease)	6,693	$62,351	(41,527)	$(800,649)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the six months ended March 31, 2020. The following transactions were effected in shares of such company for the six months ended March 31, 2020.

	Affiliate Value at September 30, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$2,836,388	2,836,388	$2,187,396	2,187,396

ClearBridge Small Cap Value Fund 2020 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$2,902	—	$648,992

9. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the shareholders of the Fund for their approval.

***

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

24	ClearBridge Small Cap Value Fund 2020 Semi-Annual Report

Board approval of management and

subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services provided to the Fund under the Management Agreement and Sub-Advisory Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of

ClearBridge Small Cap Value Fund	25

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and ClearBridge’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund Performance

The Board received and reviewed performance information for the Fund and for all retail and institutional small-cap value funds (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2019. The Fund performed below the median performance of the funds in the Performance Universe for each period. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2019, which showed

26	ClearBridge Small Cap Value Fund

that the Fund’s performance was below the Broadridge category average during the third quarter, but was better than the Broadridge category average for the year-to-date. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2019 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees discussed with representatives of management the reasons for the Fund’s underperformance versus the Performance Universe during the periods under review and noted that the portfolio managers, who had assumed responsibility for managing the Fund in December 2015, are very experienced with an impressive track record and continued to apply a consistent investment strategy. The Trustees also noted that the Manager and ClearBridge were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee rate (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. In addition, the Board also reviewed and considered the actual management fee rate (the “Actual Management Fee”) paid by the Fund over the Fund’s last fiscal year.

The Board also reviewed information regarding the fees the Manager and ClearBridge charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

ClearBridge Small Cap Value Fund	27

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of 14 institutional small-cap value funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional small-cap value funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee and Actual Management Fee were lower than the median of management fees paid by the funds in the Expense Group and that the Fund’s Actual Management Fee was lower than the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and was slightly higher than the median of the total expense ratios of the funds in the Expense Universe. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

28	ClearBridge Small Cap Value Fund

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services such as 529 College Savings Plans and retail managed accounts.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

ClearBridge Small Cap Value Fund	29

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ClearBridge

Small Cap Value Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Small Cap Value Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

ClearBridge Small Cap Value Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Small Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01653 5/20 SR20-3873

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 20, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 20, 2020